UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2007

Total Return for the 6 Months Ended February 28, 2007
Class A	Class B	Class C	Class D	Lehman Brothers U.S. Corporate Index[1]	Lipper Corporate Debt Funds BBB-Rated Index[2]
4.16%	3.76%	3.87%	4.20%	4.64%	4.69%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The Federal Open Market Committee (the "Fed") continued to hold the target federal funds rate steady throughout the six-month period. Comments made by Fed members earlier in 2006 indicated that they plan to rely heavily on economic data in making future decisions concerning the direction of interest rates, and that inflation will most likely have the greatest impact on any future policy moves going forward. Inflation during the period remained above the Fed's comfort zone.

Overall, economic data has been strong. Recent employment gains have been above trend. Real gross domestic product (GDP) expanded at an annualized 3.5 percent clip in the fourth quarter of 2006. Despite a headwind resulting from the downturn in residential housing, the economy grew by more than 6 percent in both 2005 and 2006. Residential housing remains under scrutiny, but there are signs of stabilization in several markets.

Given this economic backdrop, we view the end of February rally, which was essentially a "flight-to-quality" driven by the spillover effects of the equity volatility and subprime lending situations, as a short-term phenomenon. In our view, we believe real economic growth rates would need to fall below two percent and inflation would have to remain benign before the current yields on five- and 10-year Treasuries could be construed as offering fair value.

Within the investment-grade corporate sector, lower-rated issues (BBB- and A-rated) outpaced higher-rated issues (AA-rated and above). The industrials sector posted the highest returns, followed by utilities and financials. Overall, yield spreads (versus Treasuries) on corporate issues narrowed during the period, although there was some widening in the final month of the period.

Performance Analysis

Morgan Stanley Income Trust underperformed the Lehman Brothers U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index for the six months ended February 28, 2007, assuming no deduction of applicable sales charges.

During the period, we kept the Fund's overall duration* well below that of the Lehman Brothers U.S. Corporate Index. This posture was beneficial as interest rates rose across the market, but detracted from relative performance during periods of sharp yield increases.

Nonetheless, underlying economic fundamentals suggest that growth is actually better than the market's implied forecast, supporting our view that the fund should keep a defensive interest-rate risk posture. Accordingly, we maintain an underweight in intermediate maturities, as we view this part of the yield curve as being most vulnerable to an increase in real interest rates, as well as to a change in perceptions regarding Fed policy.

Overall, an underweight in portfolio credit risk during the period hurt relative performance, although good security selection within the investment grade sector offset a portion of this underperformance.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION**
Corporate Bonds	54.8%
Short-Term Investments	30.9
U.S. Government Obligations	9.3
Asset-Backed Securities	4.3
Foreign Government Obligations	0.6
Mortgage-Backed Securities	0.1
LONG-TERM CREDIT ANALYSIS
AAA	38.4%
AA	6.4
A	19.3
BBB	31.8
BB	3.5
B or Below	0.6

** Does not include open long futures contracts with an underlying face amount of $11,272,032 with unrealized appreciation of $114,306 and open short futures contracts with an underlying face amount of $4,304,016 with unrealized depreciation of $18,784. Also does not include open swap contracts with net unrealized appreciation of $11,520.

Data as of February 28, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in investment grade fixed-income securities. These securities may include corporate debt securities, preferred stocks, U.S. government securities, mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"), asset-backed securities and securities issued by foreign governments or corporations. In deciding which securities to buy, hold or sell, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers domestic and international economic developments, interest rate trends, bond ratings and other factors relating to the issuers.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended February 28, 2007
Symbol	Class A Shares* (since 07/28/97) IISAX		Class B Shares** (since 05/03/89) IISBX		Class C Shares† (since 07/28/97) IISCX		Class D Shares†† (since 07/28/97) IISDX
1 Year	5.87% 1.37	[3] [4]	5.25% 0.25	[3] [4]	5.27% 4.27	[3] [4]	6.04% —	[3]
5 Years	4.68 3.78	[3] [4]	4.01 3.67	[3] [4]	4.03 4.03	[3] [4]	4.83 —	[3]
10 Years	— —		4.44 4.44	[3] [4]	— —		— —
Since Inception	4.86 4.38	[3] [4]	5.35 5.35	[3] [4]	4.12 4.12	[3] [4]	4.95 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Lehman Brothers U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Corporate Debt Funds BBB-Rated classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/06 – 02/28/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	09/01/06	02/28/07	09/01/06 – 02/28/07
Class A
Actual (4.16% return)	$1,000.00	$1,041.60	$5.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.26
Class B
Actual (3.76% return)	$1,000.00	$1,037.60	$8.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.25
Class C
Actual (3.87% return)	$1,000.00	$1,038.70	$8.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.66	$8.20
Class D
Actual (4.20% return)	$1,000.00	$1,042.00	$4.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

*  Expenses are equal to the Fund's annualized expense ratios of 1.05%, 1.65%, 1.64% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

If the Fund had borne all of its expenses that were waived by the Investment Adviser and Administrator, the annualized expense ratios would have been 1.39%, 1.99%, 1.98% and 1.14% for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (61.3%)
	Advertising/Marketing Services (0.1%)
$55	Interpublic Group of Companies, Inc. (The)	6.25%	11/15/14	$51,975
	Aerospace & Defense (0.9%)
175	Raytheon Co.	4.50	11/15/07	174,017
32	Raytheon Co.	6.75	08/15/07	32,178
257	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	271,286
				477,481
	Air Freight/Couriers (0.6%)
65	FedEx Corp.	2.65	04/01/07	64,871
220	FedEx Corp. (a)	7.25	02/15/11	235,611
				300,482
	Airlines (0.5%)
229	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	242,950
	Auto Parts: O.E.M. (0.3%)
150	ArvinMeritor, Inc. (a)	8.75	03/01/12	158,250
	Beverages: Alcoholic (1.5%)
330	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	317,019
430	Miller Brewing Co. - 144A**	4.25	08/15/08	423,834
				740,853
	Building Products (0.3%)
160	Masco Corp.	4.625	08/15/07	159,307
	Cable/Satellite TV (1.3%)
270	Comcast Cable Communications, Inc.	6.75	01/30/11	284,993
80	Comcast Cable Communications, Inc.	7.125	06/15/13	87,671
300	EchoStar DBS Corp.	6.375	10/01/11	302,250
				674,914
	Computer Processing Hardware (0.7%)
335	Hewlett-Packard Co.	5.485	05/22/09	335,551
	Department Stores (2.7%)
1,045	May Department Stores Co.	5.95	11/01/08	1,055,497
325	May Department Stores Co.	6.70	07/15/34	328,437
				1,383,934
	Drugstore Chains (1.4%)
165	CVS Corp.	5.75	08/15/11	168,850
528	CVS Corp. - 144A**	6.036	12/10/28	534,524
				703,374

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electric Utilities (7.1%)
$420	Ameren Corp.	4.263%		05/15/07	$419,201
350	Arizona Public Service Co.	5.80		06/30/14	355,657
90	CenterPoint Energy Resource	6.25		02/01/37	92,646
310	Consumers Energy Co. (Series H)	4.80		02/17/09	307,895
205	Detroit Edison Co. (The)	6.125		10/01/10	211,781
340	Duquesne Light Co. (Series O)	6.70		04/15/12	363,410
255	Entergy Gulf States, Inc.	3.60		06/01/08	249,687
365	Entergy Gulf States, Inc.	5.769	†	12/01/09	364,715
200	Entergy Gulf States, Inc. - 144A**	6.10	†	12/08/08	200,582
325	Ohio Power Company - IBC (Series K)	6.00		06/01/16	340,041
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	139,898
32	PSEG Energy Holdings Inc.	8.625		02/15/08	32,800
100	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	98,816
200	Texas Eastern Transmission	7.00		07/15/32	228,879
195	TXU Energy Co.	7.00		03/15/13	203,467
					3,609,475
	Electrical Products (1.6%)
480	Cooper Industries, Inc.	5.25		07/01/07	479,029
340	Cooper Industries, Inc.	5.25		11/15/12	339,512
					818,541
	Electronics/Appliances (0.5%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	256,167
	Finance/Rental/Leasing (4.1%)
565	Countrywide Home Loans, Inc. (Series MTN L)	3.25		05/21/08	551,643
395	Ford Motor Credit Co.	7.25		10/25/11	388,936
475	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	463,444
675	Residential Capital Corp.	6.375		06/30/10	681,404
					2,085,427
	Financial Conglomerates (1.2%)
605	General Motors Acceptance Corp.	6.875		09/15/11	612,850
	Food Retail (0.3%)
135	Delhaize America, Inc.	9.00		04/15/31	162,844

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Food: Major Diversified (1.3%)
$165	ConAgra Foods, Inc.	7.00%		10/01/28	$182,357
130	ConAgra Foods, Inc.	8.25		09/15/30	163,807
340	Sara Lee Corp. (a)	6.125		11/01/32	325,579
					671,743
	Food: Meat/Fish/Dairy (0.3%)
100	Pilgrim's Pride Corp.	7.625		05/01/15	99,250
50	Pilgrim's Pride Corp.	9.625		09/15/11	52,625
					151,875
	Gas Distributors (1.3%)
370	NiSource Finance Corp.	5.93	†	11/23/09	370,566
270	Sempra Energy	4.621		05/17/07	269,626
					640,192
	Home Furnishings (0.7%)
130	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	130,121
210	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	223,172
					353,293
	Home Improvement Chains (0.3%)
155	Home Depot, Inc.	5.49		12/16/09	155,313
	Hotels/Resorts/Cruiselines (1.7%)
695	Hyatt Equities LLC - 144A**	6.875		06/15/07	696,778
170	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	170,420
					867,198
	Insurance Brokers/Services (2.7%)
360	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249	†	‡‡	369,444
935	Farmers Exchange Capital - 144A**	7.05		07/15/28	996,241
					1,365,685
	Major Banks (4.3%)
485	HSBC Finance Corp.	6.75		05/15/11	515,457
685	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.41	†	10/24/08	685,382
285	USB Capital IX	6.189	†	††	293,938
685	Wachovia Capital Trust III	5.80	†	††	697,040
					2,191,817

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Major Telecommunications (5.9%)
$460	AT&T Corp.	8.00	†%	11/15/31	$585,713
150	Deutsche Telekom International Finance BV (Netherlands)	8.00	†	06/15/10	162,984
345	France Telecom S.A. (France)	8.50	†	03/01/31	463,965
300	SBC Communications, Inc.	6.15		09/15/34	306,591
305	Sprint Capital Corp. (a)	8.75		03/15/32	373,229
255	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	249,884
215	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	207,631
385	Telefonica Europe BV (Netherlands)	8.25		09/15/30	478,896
165	Verizon Global Funding Corp.	7.25		12/01/10	176,809
					3,005,702
	Managed Health Care (0.1%)
55	WellPoint, Inc.	4.25		12/15/09	53,889
	Media Conglomerates (2.0%)
650	Time Warner Inc. (a)	5.59	†	11/13/09	651,685
355	Viacom,Inc.	6.875		04/30/36	365,837
					1,017,522
	Motor Vehicles (0.8%)
335	DaimlerChrysler North American Holdings Co. (a)	8.50		01/18/31	419,717
	Multi-Line Insurance (1.9%)
450	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	472,414
485	American General Finance Corp. (Series H)	4.625		09/01/10	476,460
					948,874
	Oil & Gas Pipelines (1.5%)
390	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	371,832
360	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	383,344
					755,176
	Oil & Gas Production (0.5%)
230	Kerr-McGee Corp.	6.625		10/15/07	231,242
	Oil Refining/Marketing (0.3%)
160	Valero Energy Corp.	3.50		04/01/09	155,004
	Other Metals/Minerals (0.8%)
385	Brascan Corp. (Canada)	7.125		06/15/12	415,122

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Property - Casualty Insurers (4.2%)
$645	Mantis Reef Ltd. - 144A** (Australia)	4.692%		11/14/08	$639,518
205	Platinum Underwriters Finance, Inc. (Series B)	7.50		06/01/17	218,939
350	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	348,403
250	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	249,457
675	XLLIAC Global Funding - 144A**	4.80		08/10/10	666,957
					2,123,274
	Pulp & Paper (0.1%)
35	Bowater Canada Finance (Canada)	7.95		11/15/11	35,350
	Railroads (1.3%)
270	Norfolk Southern Corp.	7.35		05/15/07	270,891
200	Union Pacific Corp.	6.625		02/01/08	202,011
160	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	161,312
					634,214
	Real Estate Development (1.0%)
290	World Financial Properties - 144A**	6.91		09/01/13	305,360
214	World Financial Properties - 144A**	6.95		09/01/13	225,876
					531,236
	Regional Banks (0.3%)
175	US Bancorp (Series MTN N)	5.10		07/15/07	174,781
	Restaurants (0.4%)
185	Tricon Global Restaurants, Inc. (a)	8.875		04/15/11	208,510
	Savings Banks (2.5%)
70	Household Finance Corp.	4.125		11/16/09	68,586
170	Household Finance Corp.	8.00		07/15/10	185,544
685	Washington Mutual Bank	5.50		01/15/13	691,220
300	Washington Mutual Preferred Funding II	6.665	†	‡	302,970
					1,248,320
	Total Corporate Bonds (Cost $30,928,477)				31,129,424
	Asset-Backed Securities (4.8%)
	Finance/Rental/Leasing
108	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	106,817
275	DaimlerChrysler Auto Trust 2003-B A4	2.86		03/09/09	272,989
183	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	182,112

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
	$431	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56%	02/15/12	$422,321
	800	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	798,069
	500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	498,355
	153	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	152,926
		Total Asset-Backed Securities (Cost $2,452,254)			2,433,589
		Foreign Government Obligations (0.7%)
MXN	2,555	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50	12/18/14	249,119
	$220	Republic of Argentina (Argentina)	5.83	12/31/33	105,600
		Total Foreign Government Obligations (Cost $352,109)			354,719
		U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
	14	Federal Home Loan Mortgage Corp.	7.50	09/01/30	15,036
	25	Federal National Mortgage Association	7.50	09/01/29 - 04/01/32	25,668
		Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $41,128)			40,704
		U.S. Government Obligations (10.5%)
	2,310	U.S. Treasury Bond (a)	6.125	08/15/29	2,743,848
	825	U.S. Treasury Bond	6.375	08/15/27	996,575
	1,600	U.S. Treasury Note	4.25	11/15/13	1,575,520
		Total U.S. Government Obligations (Cost $5,360,222)			5,315,943
		Short-Term Investments (34.5%)
		U.S. Government Obligation (b) (0.2%)
	100	U.S. Treasury Bill* (Cost $98,184)	4.915	07/12/07	98,184

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Repurchase Agreements (25.4%)
$175	The Bank of New York (dated 02/28/07; proceeds $175,379) (c)	5.188%	03/01/07	$175,354
12,761	Joint repurchase agreement account (dated 02/28/07; proceeds $12,762,884) (d)	5.315	03/01/07	12,761,000
	Total Repurchase Agreements (Cost $12,936,354)			12,936,354
	Security Purchased from Securities Lending Collateral (8.9%)
4,507	The Bank of New York Institutional Cash Reserve Fund (Cost $4,507,330)			4,507,330
	Total Short-Term Investments (Cost $17,541,868)			17,541,868
	Total Investments (Cost $56,676,058) (e) (f)		111.9%	56,816,247
	Liabilities in Excess of Other Assets		(11.9)	(6,062,626)
	Net Assets		100.0%	$50,753,621

  BKN  Bank Note.

  MTN  Medium Term Note.

  MXN  Mexican New Peso.

  *  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $75,330.

  **  Resale is restricted to qualified institutional investors.

  †  Floating rate security, rate shown is the rate in effect at February 28, 2007.

  ††  Securities represent beneficial interest in trust. The corresponding assets of the trusts are Junior Subordinated notes notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 15, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

  ‡  Security issued with perpetual maturity.

  ‡‡  Foreign issued security with perpetual maturity.

  (a)  All or a portion of this security was on loan as of February 28, 2007.

  (b)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (c)  Collateralized by Federal National Assoc. 5.50% due 08/01/36 valued at $178,861.

  (d)  Collateralized by federal agency and U.S. Treasury obligations.

  (e)  Securities have been designated as collateral in an amount equal to $16,946,141 in connection with open futures contracts and open credit default swap contracts.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $406,897 and the aggregate gross unrealized depreciation is $266,708 resulting in net unrealized appreciation of $140,189.

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

Futures Contracts Open at February 28, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
57	Long	U.S. Treasury Notes 10 year, March 2007	$6,189,844	$58,024
45	Long	U.S. Treasury Bonds 20 year, March 2007	5,082,188	56,282
21	Short	U.S. Treasury Notes 2 year, March 2007	(4,304,016)	(18,784)
		Net Unrealized Appreciation		$95,522

Credit Default Swap Contracts Open at February 28, 2007

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Capital Markets, L.P. Dow Jones CDX.NA.IG.HVOL.6	Buy	$2,200	0.75%	June 20, 2011	$(4,769)
Goldman Sachs International Dow Jones CDX.NA.IG.HVOL.7	Buy	1,000	0.75	December 20, 2011	1,400
Goldman Sachs International Hartford Financial Services Group, Inc.	Buy	550	0.12	December 20, 2011	(342)
Goldman Sachs International Lehman Brothers Holdings Inc.	Buy	550	0.20	December 20, 2011	2,775
Goldman Sachs International Motorola, Inc.	Buy	180	0.15	December 20, 2011	1,806
Goldman Sachs International Motorola, Inc.	Buy	360	0.157	December 20, 2011	3,503
Goldman Sachs International Southwest Airlines Co.	Buy	550	0.22	December 20, 2011	1,825
Goldman Sachs International Union Pacific Corp.	Buy	530	0.20	December 20, 2011	1,415
Citibank, N.A., New York Tyco International Ltd.	Buy	160	0.43	March 20, 2012	206
Citibank, N.A., New York Tyco International Ltd.	Buy	310	0.43	March 20, 2012	106
Goldman Sachs International Chubb Corp.	Buy	510	0.10	March 20, 2012	0
Goldman Sachs International Dell Inc.	Buy	255	0.22	March 20, 2012	(114)

See Notes to Financial Statements

Morgan Stanley Income Trust

Portfolio of Investments  ■  February 28, 2007 (unaudited) continued

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Gap, Inc.	Buy	$300	1.19%	March 20, 2012	$(791)
Goldman Sachs International Countrywide Home Loans, Inc.	Sell	255	0.60	March 20, 2012	226
Goldman Sachs International Residential Capital, LLC	Sell	510	2.00	March 20, 2017	4,274
	Net Unrealized Appreciation				$11,520

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $56,676,058) (including repurchase agreements of $12,936,354 and $4,360,823 for securities loaned)	$56,816,247
Unrealized appreciation on open swap contracts	17,536
Receivable for:
Interest	501,749
Investments sold	36,574
Shares of beneficial interest sold	7,244
Periodic income on swap contracts	33
Prepaid expenses and other assets	40,624
Receivable from Distributor	658
Total Assets	57,420,665
Liabilities:
Collateral on securities loaned at value	4,507,330
Unrealized depreciation on open swap contracts	6,016
Payable for:
Investments purchased	1,767,928
Shares of beneficial interest redeemed	188,174
Distribution fee	20,590
Dividends and distributions to shareholders	13,551
Transfer agent fee	7,102
Administration fee	3,111
Investment advisory fee	1,757
Periodic payment on swap contracts	6,348
Accrued expenses and other payables	145,137
Total Liabilities	6,667,044
Net Assets	$50,753,621
Composition of Net Assets:
Paid-in-capital	$58,045,841
Net unrealized appreciation	247,171
Dividends in excess of net investment income	(557,562)
Accumulated net realized loss	(6,981,829)
Net Assets	$50,753,621
Class A Shares:
Net Assets	$26,032,602
Shares Outstanding (unlimited authorized, $.01 par value)	2,747,174
Net Asset Value Per Share	$9.48
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.90
Class B Shares:
Net Assets	$20,245,170
Shares Outstanding (unlimited authorized, $.01 par value)	2,154,276
Net Asset Value Per Share	$9.40
Class C Shares:
Net Assets	$3,535,067
Shares Outstanding (unlimited authorized, $.01 par value)	375,429
Net Asset Value Per Share	$9.42
Class D Shares:
Net Assets	$940,782
Shares Outstanding (unlimited authorized, $.01 par value)	100,405
Net Asset Value Per Share	$9.37

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statement of Operations

For the six months ended February 28, 2007 (unaudited)

Net Investment Income:
Income
Interest	$1,402,583
Income from securities loaned - net	3,980
Total Income	1,406,563
Expenses
Investment advisory fee	111,289
Distribution fee (Class A shares)	32,634
Distribution fee (Class B shares)	92,590
Distribution fee (Class C shares)	15,868
Transfer agent fees and expenses	45,892
Shareholder reports and notices	43,680
Professional fees	25,763
Registration fees	23,302
Administration fee	21,198
Custodian fees	18,646
Trustees' fees and expenses	1,814
Other	10,584
Total Expenses	443,260
Less: amounts waived/reimbursed	(89,973)
Less: expense offset	(215)
Net Expenses	353,072
Net Investment Income	1,053,491
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	(49,999)
Futures contracts	149,877
Swap contracts	(10,396)
Foreign exchange transactions	3,528
Net Realized Gain	93,010
Net Change in Unrealized Appreciation/Depreciation on:
Investments	870,443
Futures contracts	31,822
Swap contracts	11,520
Net translation of other assets and liabilities denominated in foreign currencies	(74)
Net Appreciation	913,711
Net Gain	1,006,721
Net Increase	$2,060,212

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007	FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,053,491	$2,478,624
Net realized gain (loss)	93,010	(548,116)
Net change in unrealized appreciation/depreciation	913,711	(1,912,952)
Net Increase	2,060,212	17,556
Dividends to Shareholders from Net Investment Income:
Class A shares	(609,604)	(1,351,335)
Class B shares	(435,268)	(1,148,059)
Class C shares	(75,439)	(195,369)
Class D shares	(22,643)	(87,255)
Total Dividends	(1,142,954)	(2,782,018)
Net decrease from transactions in shares of beneficial interest	(6,241,786)	(19,844,812)
Net Decrease	(5,324,528)	(22,609,274)
Net Assets:
Beginning of period	56,078,149	78,687,423
End of Period
(Including dividends in excess of net investment income of $557,562 and $468,099, respectively)	$50,753,621	$56,078,149

See Notes to Financial Statements

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 1, 1988 and commenced operations on May 3, 1989. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default swaps are marked-to-market daily based upon quotations from market markers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collect the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statements of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2007 were $4,360,823 and $4,507,330, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

I. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets exceeding $1.25 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,176,995 at February 28, 2007.

At February 28, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.84%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $29,616 and $376, respectively and received $5,416 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended February 28, 2007, aggregated $6,864,342, and $11,902,489, respectively. Included in the aforementioned are purchases and sales/prepayments/maturities of U.S. Government securities of $1,550,828 and $1,641,853, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended February 28, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,196. At February 28, 2007, the Fund had an accrued pension liability of $61,756 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007		FOR THE YEAR ENDED AUGUST 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	92,745	$869,744	156,715	$1,466,141
Conversion from Class B	76,867	723,028	190,685	1,777,314
Reinvestment of dividends	41,757	392,135	94,149	875,029
Redeemed	(410,997)	(3,858,368)	(814,473)	(7,559,395)
Net decrease — Class A	(199,628)	(1,873,461)	(372,924)	(3,440,911)
CLASS B SHARES
Sold	83,828	780,907	208,457	1,938,867
Conversion to Class A	(77,519)	(723,028)	(192,286)	(1,777,314)
Reinvestment of dividends	31,147	290,025	83,528	770,628
Redeemed	(439,446)	(4,087,331)	(1,277,420)	(11,801,546)
Net decrease — Class B	(401,990)	(3,739,427)	(1,177,721)	(10,869,365)
CLASS C SHARES
Sold	20,262	188,284	32,134	297,455
Reinvestment of dividends	5,931	55,339	16,168	149,433
Redeemed	(81,555)	(759,934)	(265,696)	(2,463,606)
Net decrease — Class C	(55,362)	(516,311)	(217,394)	(2,016,718)
CLASS D SHARES
Sold	3,856	35,908	19,239	177,050
Reinvestment of dividends	1,767	16,397	6,396	59,077
Redeemed	(17,810)	(164,892)	(405,325)	(3,753,945)
Net decrease — Class D	(12,187)	(112,587)	(379,690)	(3,517,818)
Net decrease in Fund	(669,167)	$(6,241,786)	(2,147,729)	$(19,844,812)

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2006, the Fund had a net capital loss carryforward of $6,091,410 of which $1,146,203 will expire on August 31, 2008, $2,891,735 will expire on August 31, 2009, $313,469 will expire on August 31, 2010, $1,513,272 will expire on August 31, 2012 and $226,731 will expire on August 31, 2014 to offset future capital gains to the extent provided by regulations.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), mark-to-market of open futures contracts and book amortization of premiums on debt securities.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of Risks and Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contract").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve

Morgan Stanley Income Trust

Notes to Financial Statements  ■  February 28, 2007 (unaudited) continued

greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005		2004		2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.31		$9.65		$9.56		$9.39		$9.53	$9.35
Income (loss) from investment operations:
Net investment income	0.19		0.40		0.38		0.35		0.20	0.37
Net realized and unrealized gain (loss)	0.19		(0.31)		0.16		0.26		0.01	0.19
Total income from investment operations	0.38		0.09		0.54		0.61		0.21	0.56
Less dividends from net investment income	(0.21)		(0.43)		(0.45)		(0.44)		(0.35)	(0.38)
Net asset value, end of period	$9.48		$9.31		$9.65		$9.56		$9.39	$9.53
Total Return†	4.16	%(1)	1.01%		5.81%		6.57%		2.17%	6.17%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.05	%(2)(4)	1.05	%(4)	1.03	%(4)	1.19	%(4)	1.14%	1.04%
Net investment income	4.26	%(2)(4)	4.12	%(4)	4.08	%(4)	3.86	%(4)	2.14%	4.03%
Supplemental Data:
Net assets, end of period, in thousands	$26,033		$27,445		$32,038		$7,628		$9,636	$10,730
Portfolio turnover rate	17	%(1)	28%		46%		164%		429%	400%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	1.39%	3.92%
August 31, 2006	1.35	3.82
August 31, 2005	1.18	3.93
August 31, 2004	1.24	3.81

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005		2004		2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.24		$9.57		$9.48		$9.32		$9.45	$9.35
Income (loss) from investment operations:
Net investment income	0.16		0.37		0.31		0.29		0.14	0.31
Net realized and unrealized gain (loss)	0.18		(0.33)		0.16		0.24		0.02	0.10
Total income from investment operations	0.34		0.04		0.47		0.53		0.16	0.41
Less dividends from net investment income	(0.18)		(0.37)		(0.38)		(0.37)		(0.29)	(0.31)
Net asset value, end of period	$9.40		$9.24		$9.57		$9.48		$9.32	$9.45
Total Return†	3.76	%(1)	0.48%		5.13%		5.78%		1.63%	4.58%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.65	%(2)(4)	1.65	%(4)	1.65	%(4)	1.85	%(4)	1.79%	1.72%
Net investment income	3.66	%(2)(4)	3.52	%(4)	3.46	%(4)	3.20	%(4)	1.49%	3.35%
Supplemental Data:
Net assets, end of period, in thousands	$20,245		$23,610		$35,739		$73,650		$99,695	$103,238
Portfolio turnover rate	17	%(1)	28%		46%		164%		429%	400%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	1.99%	3.32%
August 31, 2006	1.95	3.22
August 31, 2005	1.80	3.31
August 31, 2004	1.90	3.15

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005		2004		2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.25		$9.59		$9.50		$9.34		$9.46	$9.36
Income (loss) from investment operations:
Net investment income	0.16		0.37		0.31		0.29		0.14	0.31
Net realized and unrealized gain (loss)	0.20		(0.34)		0.17		0.24		0.03	0.10
Total income from investment operations	0.36		0.03		0.48		0.53		0.17	0.41
Less dividends from net investment income	(0.19)		(0.37)		(0.39)		(0.37)		(0.29)	(0.31)
Net asset value, end of period	$9.42		$9.25		$9.59		$9.50		$9.34	$9.46
Total Return†	3.87	%(1)	0.42%		5.16%		5.77%		1.74%	4.57%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.64	%(2)(4)	1.61	%(4)	1.62	%(4)	1.85	%(4)	1.79%	1.72%
Net investment income	3.67	%(2)(4)	3.56	%(4)	3.49	%(4)	3.20	%(4)	1.49%	3.35%
Supplemental Data:
Net assets, end of period, in thousands	$3,535		$3,986		$6,215		$7,474		$10,389	$6,415
Portfolio turnover rate	17	%(1)	28%		46%		164%		429%	400%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	1.98%	3.33%
August 31, 2006	1.91	3.26
August 31, 2005	1.77	3.34
August 31, 2004	1.90	3.15

See Notes to Financial Statements

Morgan Stanley Income Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED AUGUST 31,
	MONTHS ENDED
	FEBRUARY 28, 2007		2006		2005		2004		2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.21		$9.54		$9.45		$9.29		$9.43	$9.35
Income (loss) from investment operations:
Net investment income	0.20		0.43		0.39		0.37		0.22	0.38
Net realized and unrealized gain (loss)	0.18		(0.31)		0.16		0.24		0.01	0.09
Total income from investment operations	0.38		0.12		0.55		0.61		0.23	0.47
Less dividends from net investment income	(0.22)		(0.45)		(0.46)		(0.45)		(0.37)	(0.39)
Net asset value, end of period	$9.37		$9.21		$9.54		$9.45		$9.29	$9.43
Total Return†	4.20	%(1)	1.33%		6.03%		6.68%		2.39%	5.23%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.80	%(2)(4)	0.80	%(4)	0.80	%(4)	1.00	%(4)	0.94%	0.87%
Net investment income	4.51	%(2)(4)	4.37	%(4)	4.31	%(4)	4.05	%(4)	2.34%	4.20%
Supplemental Data:
Net assets, end of period, in thousands	$941		$1,037		$4,695		$5,687		$7,113	$11,943
Portfolio turnover rate	17	%(1)	28%		46%		164%		429%	400%

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were waived by the Investment Adviser and Administrator, the annualized expenses and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
February 28, 2007	1.14%	4.17%
August 31, 2006	1.10	4.07
August 31, 2005	0.95	4.16
August 31, 2004	1.05	4.00

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Income Trust

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

February 28, 2007

IISSAR I407-00404P-Y02/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2007